Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000033625
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. AI Enhanced Value Fund
Trading Symbol	AIVL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
AssetsNet	$ 388,749,152
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$388,749,152 # of Portfolio Holdings103 Portfolio Turnover Rate41%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.0%
Industrials	18.6%
Information Technology	14.2%
Health Care	13.0%
Utilities	8.1%
Energy	6.1%
Consumer Discretionary	4.9%
Consumer Staples	4.6%
Real Estate	3.4%
Communication Services	3.1%
Other Sectors	3.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Teledyne Technologies, Inc.	3.2%
U.S. Bancorp	3.2%
RTX Corp.	3.1%
Comcast Corp.	3.1%
Medtronic PLC	3.1%
NiSource, Inc.	3.0%
Bank of America Corp.	2.9%
Exxon Mobil Corp.	2.9%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033628
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Dividend Fund
Trading Symbol	DHS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[2]
AssetsNet	$ 1,294,439,930
Holdings Count | Holding	366
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,294,439,930 # of Portfolio Holdings366 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	20.4%
Financials	19.7%
Consumer Staples	19.0%
Energy	12.6%
Utilities	9.6%
Real Estate	4.6%
Communication Services	4.2%
Consumer Discretionary	3.6%
Information Technology	3.4%
Industrials	1.3%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Johnson & Johnson	6.0%
Philip Morris International, Inc.	5.5%
AbbVie, Inc.	5.4%
Exxon Mobil Corp.	4.9%
Altria Group, Inc.	4.4%
Chevron Corp.	3.9%
PepsiCo, Inc.	3.5%
AT&T, Inc.	3.5%
International Business Machines Corp.	2.7%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033630
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Dividend Fund
Trading Symbol	DLN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[3]
AssetsNet	$ 5,421,842,808
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,421,842,808 # of Portfolio Holdings305 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.0%
Information Technology	17.4%
Health Care	12.2%
Consumer Staples	11.6%
Industrials	8.9%
Energy	7.5%
Communication Services	6.4%
Utilities	6.1%
Real Estate	4.5%
Consumer Discretionary	4.3%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
JPMorgan Chase & Co.	4.2%
Apple, Inc.	3.5%
NVIDIA Corp.	3.3%
Johnson & Johnson	3.2%
Exxon Mobil Corp.	2.5%
AbbVie, Inc.	2.2%
Philip Morris International, Inc.	1.8%
Chevron Corp.	1.8%
Walmart, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042151
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Fund
Trading Symbol	EPS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
AssetsNet	$ 1,264,540,949
Holdings Count | Holding	502
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,264,540,949 # of Portfolio Holdings502 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	26.3%
Financials	16.9%
Communication Services	14.3%
Consumer Discretionary	10.2%
Health Care	10.1%
Industrials	7.5%
Consumer Staples	5.2%
Energy	4.8%
Utilities	2.4%
Materials	1.3%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Alphabet, Inc.	7.1%
NVIDIA Corp.	6.1%
Apple, Inc.	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	4.1%
JPMorgan Chase & Co.	2.8%
Berkshire Hathaway, Inc.	1.8%
Exxon Mobil Corp.	1.5%
Johnson & Johnson	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033631
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Dividend Fund
Trading Symbol	DON
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[5]
AssetsNet	$ 3,777,175,418
Holdings Count | Holding	326
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,777,175,418 # of Portfolio Holdings326 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.5%
Industrials	15.8%
Consumer Discretionary	12.0%
Real Estate	9.8%
Utilities	9.2%
Materials	6.8%
Consumer Staples	6.2%
Energy	5.5%
Information Technology	4.2%
Health Care	2.8%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Evergy, Inc.	1.6%
Gaming & Leisure Properties, Inc.	1.1%
CNA Financial Corp.	1.1%
American Financial Group, Inc.	1.1%
Tapestry, Inc.	1.0%
Carlyle Group, Inc.	0.9%
NiSource, Inc.	0.9%
Pinnacle West Capital Corp.	0.9%
WP Carey, Inc.	0.9%
Alliant Energy Corp.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042152
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Fund
Trading Symbol	EZM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[6]
AssetsNet	$ 846,140,692
Holdings Count | Holding	544
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$846,140,692 # of Portfolio Holdings544 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.6%
Consumer Discretionary	18.2%
Industrials	17.7%
Health Care	8.8%
Information Technology	8.5%
Energy	6.1%
Consumer Staples	5.7%
Materials	4.2%
Communication Services	3.4%
Real Estate	3.4%
Other Sectors	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Aptiv PLC	1.2%
Fox Corp.	1.1%
Roivant Sciences Ltd.	0.9%
Ovintiv, Inc.	0.8%
Tenet Healthcare Corp.	0.8%
AES Corp.	0.7%
APA Corp.	0.7%
Globe Life, Inc.	0.7%
Bunge Global SA	0.7%
TD SYNNEX Corp.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247879
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Quality Growth Fund
Trading Symbol	QMID
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[7]
AssetsNet	$ 1,414,941
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,414,941 # of Portfolio Holdings124 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	31.5%
Information Technology	14.8%
Consumer Discretionary	13.9%
Health Care	12.3%
Financials	8.6%
Consumer Staples	6.9%
Energy	5.2%
Materials	4.6%
Communication Services	2.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MongoDB, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.8%
nVent Electric PLC	1.5%
Performance Food Group Co.	1.5%
FTAI Aviation Ltd.	1.5%
Allegion PLC	1.4%
TKO Group Holdings, Inc.	1.4%
Masco Corp.	1.4%
Medpace Holdings, Inc.	1.3%
Bentley Systems, Inc.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000189527
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Multifactor Fund
Trading Symbol	USMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[8]
AssetsNet	$ 395,725,662
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$395,725,662 # of Portfolio Holdings201 Portfolio Turnover Rate53%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.6%
Financials	13.6%
Consumer Discretionary	10.4%
Communication Services	10.1%
Health Care	9.2%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.1%
Utilities	2.3%
Materials	2.2%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.5%
Roper Technologies, Inc.	1.3%
Motorola Solutions, Inc.	1.3%
InterDigital, Inc.	1.3%
International Business Machines Corp.	1.3%
Tyler Technologies, Inc.	1.2%
Dropbox, Inc.	1.2%
F5, Inc.	1.2%
Cognizant Technology Solutions Corp.	1.1%
Bentley Systems, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126584
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Dividend Growth Fund
Trading Symbol	DGRW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[9]
AssetsNet	$ 16,271,064,211
Holdings Count | Holding	302
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,271,064,211 # of Portfolio Holdings302 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	25.4%
Industrials	14.9%
Consumer Staples	11.8%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.3%
Energy	7.9%
Communication Services	7.3%
Materials	2.6%
Utilities	0.3%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	8.9%
Apple, Inc.	5.0%
NVIDIA Corp.	4.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	2.7%
Home Depot, Inc.	2.6%
Procter & Gamble Co.	2.6%
Philip Morris International, Inc.	2.5%
Walmart, Inc.	2.3%
Oracle Corp.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239901
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Growth Fund
Trading Symbol	QGRW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$16	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.28%	[10]
AssetsNet	$ 1,829,349,778
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,829,349,778 # of Portfolio Holdings101 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	48.2%
Communication Services	16.5%
Consumer Discretionary	16.5%
Financials	6.8%
Health Care	6.2%
Industrials	3.8%
Energy	0.7%
Consumer Staples	0.4%
Utilities	0.4%
Materials	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	12.6%
Apple, Inc.	8.2%
Microsoft Corp.	8.1%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc.	6.0%
Broadcom, Inc.	4.7%
Tesla, Inc.	3.7%
Eli Lilly & Co.	2.4%
Visa, Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033632
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Dividend Fund
Trading Symbol	DES
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 1,890,919,979
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,919,979 # of Portfolio Holdings569 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.5%
Industrials	14.9%
Consumer Discretionary	14.4%
Real Estate	10.6%
Utilities	9.1%
Energy	6.3%
Materials	5.8%
Consumer Staples	4.2%
Health Care	3.3%
Information Technology	2.9%
Other Sectors	2.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Spire, Inc.	1.3%
EPR Properties	1.2%
Sabra Health Care REIT, Inc.	1.2%
Northwestern Energy Group, Inc.	1.0%
Travel & Leisure Co.	0.9%
Broadstone Net Lease, Inc.	0.9%
Macy's, Inc.	0.9%
Avista Corp.	0.9%
Organon & Co.	0.8%
Buckle, Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042153
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Fund
Trading Symbol	EES
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[12]
AssetsNet	$ 626,967,203
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$626,967,203 # of Portfolio Holdings894 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.2%
Consumer Discretionary	15.9%
Industrials	14.4%
Health Care	9.9%
Information Technology	9.2%
Energy	7.1%
Real Estate	5.0%
Communication Services	3.7%
Materials	3.5%
Consumer Staples	2.6%
Other Sectors	2.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Valaris Ltd.	0.9%
Peabody Energy Corp.	0.8%
Brighthouse Financial, Inc.	0.8%
Visteon Corp.	0.8%
Academy Sports & Outdoors, Inc.	0.7%
Garrett Motion, Inc.	0.6%
BGC Group, Inc.	0.6%
International Seaways, Inc.	0.6%
TEGNA, Inc.	0.6%
Agios Pharmaceuticals, Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126585
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Trading Symbol	DGRS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[13]
AssetsNet	$ 364,007,721
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,007,721 # of Portfolio Holdings213 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.1%
Industrials	22.9%
Consumer Discretionary	22.8%
Materials	7.8%
Energy	6.8%
Consumer Staples	4.5%
Information Technology	4.0%
Communication Services	2.6%
Real Estate	1.8%
Health Care	1.5%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Polaris, Inc.	2.1%
Archrock, Inc.	2.0%
Federated Hermes, Inc.	2.0%
Victory Capital Holdings, Inc.	1.8%
Western Union Co.	1.8%
LCI Industries	1.5%
TEGNA, Inc.	1.5%
ManpowerGroup, Inc.	1.4%
Sensient Technologies Corp.	1.4%
American Eagle Outfitters, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247880
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Growth Fund
Trading Symbol	QSML
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$21	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[14]
AssetsNet	$ 9,193,133
Holdings Count | Holding	371
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,193,133 # of Portfolio Holdings371 Portfolio Turnover Rate46%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.9%
Consumer Discretionary	19.2%
Information Technology	15.2%
Energy	11.3%
Health Care	9.0%
Financials	8.8%
Consumer Staples	5.6%
Communication Services	3.6%
Materials	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

AeroVironment, Inc.	1.0%
Modine Manufacturing Co.	0.9%
Primoris Services Corp.	0.9%
Installed Building Products, Inc.	0.8%
Onto Innovation, Inc.	0.8%
Appfolio, Inc.	0.8%
Construction Partners, Inc.	0.7%
Symbotic, Inc.	0.7%
Lear Corp.	0.7%
ESCO Technologies, Inc.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033617
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Total Dividend Fund
Trading Symbol	DTD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[15]
AssetsNet	$ 1,446,217,843
Holdings Count | Holding	837
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,446,217,843 # of Portfolio Holdings837 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	21.2%
Information Technology	15.9%
Health Care	11.1%
Consumer Staples	11.0%
Industrials	9.5%
Energy	7.3%
Utilities	6.5%
Communication Services	6.0%
Consumer Discretionary	5.2%
Real Estate	4.5%
Other Sectors	1.6%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	3.7%
JPMorgan Chase & Co.	3.7%
Apple, Inc.	3.1%
NVIDIA Corp.	3.0%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.2%
AbbVie, Inc.	2.0%
Philip Morris International, Inc.	1.7%
Chevron Corp.	1.6%
Walmart, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042125
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Value Fund
Trading Symbol	WTV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[16]
AssetsNet	$ 1,783,615,982
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,783,615,982 # of Portfolio Holdings133 Portfolio Turnover Rate56%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	16.7%
Consumer Discretionary	13.2%
Health Care	13.2%
Industrials	12.5%
Consumer Staples	11.4%
Information Technology	8.3%
Communication Services	8.2%
Energy	8.2%
Materials	4.7%
Utilities	3.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Talen Energy Corp.	1.8%
General Motors Co.	1.8%
NRG Energy, Inc.	1.7%
Altria Group, Inc.	1.7%
Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
Meta Platforms, Inc.	1.6%
Fox Corp.	1.6%
Bank of New York Mellon Corp.	1.5%
HP, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.